Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2017
Summary of Significant Accounting Policies (Textual)
Accrued liabilities	$ 58,000	$ 284,000
Allowance for doubtful accounts	$ 44,000	$ 41,000
Concentration of risk, percentage	60.00%	69.00%
Inventory reserve	$ 311,000	$ 199,000
Impairment of goodWill	$ 74,000
Common Stock, outstanding shares	824,831	187,098	4,894,638
Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Textual)
Concentration of risk, percentage	10.00%	10.00%
Common Stock [Member]
Summary of Significant Accounting Policies (Textual)
Common Stock, outstanding shares	367,312	126,239
Zertane Patents [Member]
Summary of Significant Accounting Policies (Textual)
Fair value of intagible assets	$ 500,000
Amortized over the lives term	11 years
intagible asset experation date	Mar. 31, 2022
Luoxis [Member]
Summary of Significant Accounting Policies (Textual)
Fair value of intagible assets	$ 380,000
Amortized over the lives term	15 years
intagible asset experation date	Mar. 31, 2028